Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,321	$ 1,441	¥ 10,995
Amount due from subsidiaries	245,261	34,237	244,981
Total current assets	255,582	35,678	255,976
Non-current assets
Intangible assets	11,795	1,647	12,504
Investment in subsidiaries	(138,523)	(19,338)	(126,637)
Total non-current assets	(126,728)	(17,691)	(114,133)
Total assets	128,854	17,987	141,843
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable			1,642
Amount due to subsidiaries	9,256	1,292	8,231
Total liabilities	9,256	1,292	9,873
Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,152,740,747 and 1,230,609,377 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively)	126	18	119
Additional paid-in capital	275,456	38,452	267,626
Statutory reserve	7,460	1,041	7,411
Accumulated deficit	(164,928)	(23,023)	(143,585)
Accumulated other comprehensive income	1,484	207	399
Total shareholders’ equity	119,598	16,695	131,970
Total liabilities, shareholders’ equity	¥ 128,854	$ 17,987	¥ 141,843